Derivative and Hedging Activities - Additional Information (Detail) (Interest Rate Cap, USD $) In Millions, unless otherwise specified	12 Months Ended
Feb. 01, 2014 Derivative
Interest Rate Cap
Derivative [Line Items]
Interest rate cap agreements, number	2
Interest rate cap agreements, notional amount	$ 450.0
Interest rate cap agreements, cap rate	7.00%
Interest rate cap agreements, termination date	May 31, 2015